Schedule III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Initial Cost to Company
Land	$ 382,555,000
Building/Improvements	2,050,497,000
Total	2,433,052,000
Cost Capitalized Subsequent to Acquisition	62,000
Gross Amount at which Carried at Close of Period
Land	382,581,000
Building/Improvements	2,050,533,000
Total	2,433,114,000
Accumulated Depreciation	484,488,000
Total cost of the properties for federal income tax purposes	2,440,000,000
Minimum
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Income Statement is Computed	1 year
Maximum
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Income Statement is Computed	41 years
Hollywood Casino Lawrenceburg, IN
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	15,251,000
Building/Improvements	342,393,000
Total	357,644,000
Gross Amount at which Carried at Close of Period
Land	15,251,000
Building/Improvements	342,393,000
Total	357,644,000
Accumulated Depreciation	71,978,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Hollywood Casino Aurora, IL
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	4,937,000
Building/Improvements	98,379,000
Total	103,316,000
Gross Amount at which Carried at Close of Period
Land	4,937,000
Building/Improvements	98,379,000
Total	103,316,000
Accumulated Depreciation	44,796,000
Life on which Depreciation in Latest Income Statement is Computed	30 years
Hollywood Casino Joliet, IL
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	19,214,000
Building/Improvements	101,104,000
Total	120,318,000
Gross Amount at which Carried at Close of Period
Land	19,214,000
Building/Improvements	101,104,000
Total	120,318,000
Accumulated Depreciation	33,380,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Argosy Casino Alton, IL
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Building/Improvements	6,462,000
Total	6,462,000
Gross Amount at which Carried at Close of Period
Building/Improvements	6,462,000
Total	6,462,000
Accumulated Depreciation	3,411,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Hollywood Casino Toledo, IL
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	12,003,000
Building/Improvements	144,094,000
Total	156,097,000
Gross Amount at which Carried at Close of Period
Land	12,003,000
Building/Improvements	144,094,000
Total	156,097,000
Accumulated Depreciation	8,440,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Hollywood Casino Columbus, OH
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	38,240,000
Building/Improvements	188,543,000
Total	226,783,000
Cost Capitalized Subsequent to Acquisition	62,000
Gross Amount at which Carried at Close of Period
Land	38,266,000
Building/Improvements	188,579,000
Total	226,845,000
Accumulated Depreciation	8,629,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Hollywood Casino at Charles Town Races, WV
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	35,102,000
Building/Improvements	233,069,000
Total	268,171,000
Gross Amount at which Carried at Close of Period
Land	35,102,000
Building/Improvements	233,069,000
Total	268,171,000
Accumulated Depreciation	84,897,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Hollywood Casino at Penn National Race Course, PA
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	25,500,000
Building/Improvements	161,810,000
Total	187,310,000
Gross Amount at which Carried at Close of Period
Land	25,500,000
Building/Improvements	161,810,000
Total	187,310,000
Accumulated Depreciation	41,299,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
M Resort, NV
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	66,104,000
Building/Improvements	126,689,000
Total	192,793,000
Gross Amount at which Carried at Close of Period
Land	66,104,000
Building/Improvements	126,689,000
Total	192,793,000
Accumulated Depreciation	11,709,000
Life on which Depreciation in Latest Income Statement is Computed	30 years
Hollywood Casino Bangor, ME
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	12,883,000
Building/Improvements	84,257,000
Total	97,140,000
Gross Amount at which Carried at Close of Period
Land	12,883,000
Building/Improvements	84,257,000
Total	97,140,000
Accumulated Depreciation	16,621,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Zia Park Casino, NM
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	9,313,000
Building/Improvements	38,947,000
Total	48,260,000
Gross Amount at which Carried at Close of Period
Land	9,313,000
Building/Improvements	38,947,000
Total	48,260,000
Accumulated Depreciation	11,145,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Hollywood Casino Bay St. Louis, MS
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	59,388,000
Building/Improvements	87,352,000
Total	146,740,000
Gross Amount at which Carried at Close of Period
Land	59,388,000
Building/Improvements	87,352,000
Total	146,740,000
Accumulated Depreciation	32,897,000
Life on which Depreciation in Latest Income Statement is Computed	40 years
Argosy Casino Riverside, MO
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	23,468,000
Building/Improvements	143,301,000
Total	166,769,000
Gross Amount at which Carried at Close of Period
Land	23,468,000
Building/Improvements	143,301,000
Total	166,769,000
Accumulated Depreciation	38,387,000
Life on which Depreciation in Latest Income Statement is Computed	37 years
Hollywood Casino Tunica, MS
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	4,634,000
Building/Improvements	42,031,000
Total	46,665,000
Gross Amount at which Carried at Close of Period
Land	4,634,000
Building/Improvements	42,031,000
Total	46,665,000
Accumulated Depreciation	18,781,000
Life on which Depreciation in Latest Income Statement is Computed	31 years
Boomtown Biloxi, MS
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	3,423,000
Building/Improvements	63,083,000
Total	66,506,000
Gross Amount at which Carried at Close of Period
Land	3,423,000
Building/Improvements	63,083,000
Total	66,506,000
Accumulated Depreciation	30,720,000
Life on which Depreciation in Latest Income Statement is Computed	15 years
Argosy Casino Sioux City, IA
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	3,000
Building/Improvements	11,920,000
Total	11,923,000
Gross Amount at which Carried at Close of Period
Land	3,000
Building/Improvements	11,920,000
Total	11,923,000
Accumulated Depreciation	11,148,000
Life on which Depreciation in Latest Income Statement is Computed	8 years
Hollywood Casino St. Louis, MO
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	44,198,000
Building/Improvements	177,063,000
Total	221,261,000
Gross Amount at which Carried at Close of Period
Land	44,198,000
Building/Improvements	177,063,000
Total	221,261,000
Accumulated Depreciation	16,250,000
Life on which Depreciation in Latest Income Statement is Computed	13 years
Hollywood at Dayton Raceway, OH
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	3,211,000
Total	3,211,000
Gross Amount at which Carried at Close of Period
Land	3,211,000
Total	3,211,000
Hollywood at Mahoning Valley Race Track, OH
Real estate assets and accumulated depreciation
Ownership Percentage	100.00%
Initial Cost to Company
Land	5,683,000
Total	5,683,000
Gross Amount at which Carried at Close of Period
Land	5,683,000
Total	$ 5,683,000